Significant Events	12 Months Ended
Dec. 31, 2022
Significant Events Abstract
SIGNIFICANT EVENTS

NOTE 02 - SIGNIFICANT EVENTS

As of December 31, 2022, the following significant events have occurred and affected the Bank’s operation and Consolidated Financial Statements.

a.	The Board

On March 22, 2022, at the Board of Directors meeting held on such date, the members agreed to summon an Ordinary Shareholders Meeting scheduled for April 27, 2022 with the intention to propose a distribution of profits and payment of dividends equivalent to 60% of the retained earnings as of December 31, 2021 equivalent to $ 2.46741747 per share and to propose that the remaining 40% of the profits be destined to increase the Bank’s reserves.

On July 27, 2022, at the extraordinary session of the Board of Directors meeting held on such date, the members approved the designation of Mr. Roman Blanco Reinoso as new General Manager of the Bank beginning August 1, 2022, replacing Mr. Miguel Mata Huerta.

In an extraordinary session of the Board of Directors held on September 8, 2022, the members agreed to reclassify MCh$56,602 from reserves to retained earnings to meet future interest payments associated with perpetual bonds.

b.	Shareholders’ meeting

At the Ordinary Shareholders’ Meeting of Banco Santander-Chile held on April 27, 2022, along with the approval of the Consolidated Financial Statements for 2021, the shareholders agreed to distribute 60% of the net profits for the year (“Profit attributable to equity holders of the Bank”), which amounted to $464,975 million. Those profits represent a dividend of $2.46741747 Chilean pesos for each share. In addition, the Board approved that the remaining 40% of the profits will increase the Bank’s reserves. Likewise, the shareholders discussed about the transitory and optional tax regime (Law 21,210 art 25) from which they may benefit, considering a substitute income tax of 30%.

Furthermore, the members also approved PricewaterhouseCoopers Consultores, Auditores y Compañía Limitada as external auditors for the 2022 financial year.

c.	Related entities

On July 25, 2022, at the extraordinary Shareholders meeting of Santander S.A. Sociedad Securitizadora, an increase of capital stock amounting to $510,000,000 was approved. The final capital amounted to $1,726,769,815 divided into 280 common, nominative shares of the same series and without par value. The capital increase does not imply a share issuance.

d.	Bonds issued

Senior bonds

As of December 31, 2022 the Bank has issued senior bonds for an amount of USD 30,000,000, JPY 3,000,000,000, CLP182,200,000,000 and UF13,000,000. The debt issuance information is included in Note 17.

Series	Currency	Term (annual)	Issuance rate (annual)	Issuance date	Placement date	Amount	Maturity date
USD Bond	USD	3	SOFR+95bps	04-20-2022	04-28-2022	30,000,000	04-28-2025
JPY Bond	JPY	3	0.65%	09-08-2022	09-15-2022	3,000,000,000	09-15-2025
U6	CLP	5.5	2.95%	10-20-2022	10-21-2022	35,200,000,000	04-01-2026
T20	UF	11.5	2.65%	10-21-2022	10-24-2022	5,000,000	02-01-2034
U7	CLP	5.5	7.00%	11-15-2022	11-16-2022	72,000,000,000	04-01-2026
T17	CLP	10	7.00%	11-18-2022	11-22-2022	75,000,000,000	08-01-2032
W4	UF	10.5	2.65%	12-07-2022	12-09-2022	8,000,000	12-01-2022

e.	Others

On February 4, 2022, the Committee for Setting Interchange Rates Limits established the new limits for interchange rates: 0.6% for debit cards, 1.48% for credit cards, and 1.04% for payment cards with provision of funds. The Bank has estimated the effects of the implementation of the limits in approximately MCh$29,000 for the year 2022.